Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares		Value
Common Stocks– 100.1%
Aerospace & Defense – 1.0%
BAE Systems PLC	5,220,118	$61,445,909
Automobiles – 3.4%
Bayerische Motoren Werke AG	742,612	91,170,530
Daimler AG	836,603	67,246,995
Stellantis NV	2,743,199	48,158,855
		206,576,380
Banks – 5.3%
Agricultural Bank of China Ltd	79,501,000	31,249,675
BNP Paribas SA	1,025,788	64,602,114
China Construction Bank Corp*	48,206,000	31,191,141
HSBC Holdings PLC	7,975,224	62,958,830
Industrial & Commercial Bank of China Ltd	29,144,000	15,547,037
ING Groep NV	8,385,390	112,883,593
		318,432,390
Beverages – 3.9%
Ambev SA (ADR)	41,853,468	133,094,028
Coca-Cola Co	1,704,715	102,657,937
		235,751,965
Building Products – 1.0%
Cie de Saint-Gobain	973,248	59,180,054
Capital Markets – 3.0%
CME Group Inc	329,120	60,982,645
Intermediate Capital Group PLC	1,964,233	34,357,179
Macquarie Group Ltd	730,174	86,375,961
		181,715,785
Chemicals – 1.7%
BASF SE	1,538,544	74,651,724
OCI NV*	783,311	18,777,038
Wacker Chemie AG	75,744	10,392,476
		103,821,238
Communications Equipment – 1.1%
Cisco Systems Inc	1,229,317	63,604,862
Diversified Financial Services – 0.8%
M&G PLC	18,818,788	45,736,874
Diversified Telecommunication Services – 2.0%
Telstra Group Ltd	25,369,361	72,652,849
TELUS Corp	2,373,021	46,184,872
		118,837,721
Electric Utilities – 6.6%
Endesa SA	2,023,566	43,385,312
Enel SpA	16,918,534	113,859,661
Iberdrola SA	9,637,103	125,654,255
SSE PLC	5,002,067	116,932,756
		399,831,984
Electronic Equipment, Instruments & Components – 1.3%
Hon Hai Precision Industry Co Ltd	21,017,000	76,270,827
Food & Staples Retailing – 2.0%
Koninklijke Ahold Delhaize NV	1,867,808	63,706,537
Tesco PLC	18,852,212	59,462,998
		123,169,535
Food Products – 5.1%
Conagra Brands Inc	1,785,764	60,215,962
Danone SA	1,993,997	122,140,502
Nestle SA (REG)	1,040,119	125,074,658
		307,431,122
Household Durables – 0.5%
Persimmon PLC	2,058,193	26,801,226
Industrial Conglomerates – 0.1%
SK Square Co Ltd*	201,342	6,761,827
Insurance – 9.8%
Allianz SE (REG)	404,847	94,176,147
ASR Nederland NV	1,116,965	50,259,830
Aviva PLC	5,911,399	29,664,710
AXA SA	2,987,359	88,087,830
Legal & General Group PLC	20,474,743	59,095,007
NN Group NV	1,304,336	48,259,194
Phoenix Group Holdings PLC	7,060,684	47,679,095
Swiss Re AG	960,058	96,606,641

Shares		Value
Common Stocks– (continued)
Insurance– (continued)
Zurich Insurance Group AG	166,953	$79,278,419
		593,106,873
Machinery – 4.0%
AGCO Corp	513,567	67,492,975
Daimler Truck Holding AG	4,047,797	145,745,601
Sandvik AB	1,543,585	30,094,288
		243,332,864
Marine – 0.2%
Evergreen Marine Corp Taiwan Ltd	2,890,000	8,677,982
Metals & Mining – 4.3%
Anglo American PLC	4,323,742	122,597,436
BHP Group Ltd	3,488,753	104,534,797
Norsk Hydro ASA	5,796,211	34,466,527
		261,598,760
Multi-Utilities – 2.9%
E.ON SE	2,059,582	26,247,305
National Grid PLC	7,981,129	105,448,233
Sempra Energy	310,977	45,275,141
		176,970,679
Office Real Estate Investment Trusts (REITs) – 0.8%
Dexus	9,791,457	50,864,712
Oil, Gas & Consumable Fuels – 9.4%
Keyera Corp	1,293,584	29,834,660
Pioneer Natural Resources Co	753,873	156,187,408
Repsol SA	8,538,058	124,180,111
TotalEnergies SE	1,080,945	61,978,221
Williams Cos Inc	3,728,075	121,647,087
Woodside Energy Group Ltd	3,202,467	73,455,187
		567,282,674
Paper & Forest Products – 1.1%
UPM-Kymmene Oyj	2,141,742	63,725,769
Personal Products – 4.0%
Unilever PLC	4,690,000	244,143,435
Pharmaceuticals – 12.2%
Johnson & Johnson	293,494	48,579,127
Merck & Co Inc	1,618,966	186,812,487
Novartis AG	783,313	78,786,511
Roche Holding AG	634,179	193,839,916
Sanofi	2,138,962	229,180,334
		737,198,375
Professional Services – 0.4%
Hays PLC	16,934,448	21,976,313
Real Estate Management & Development – 0.1%
Aroundtown SA*	3,100,017	3,575,212
Semiconductor & Semiconductor Equipment – 4.0%
ASE Technology Holding Co Ltd	15,429,000	54,753,179
MediaTek Inc	2,733,000	60,386,152
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	868,023	87,600,881
Tokyo Electron Ltd	287,400	40,954,699
		243,694,911
Textiles, Apparel & Luxury Goods – 0.5%
Cie Financiere Richemont SA (REG)	192,365	32,601,869
Tobacco – 5.4%
British American Tobacco PLC	5,383,215	178,271,618
Imperial Brands PLC	6,632,303	146,410,407
		324,682,025
Wireless Telecommunication Services – 2.2%
SK Telecom Co Ltd	1,752,223	61,971,457
Tele2 AB	8,863,551	73,266,212
		135,237,669
Total Common Stocks (cost $6,175,369,181)		6,044,039,821
Investment Companies– 2.1%
Money Markets – 2.1%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $128,700,016)	128,674,281	128,700,016
Total Investments (total cost $6,304,069,197) – 102.2%		6,172,739,837
Liabilities, net of Cash, Receivables and Other Assets – (2.2)%		(132,510,224)
Net Assets – 100%		$6,040,229,613

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$1,118,838,591	18.1%
United States	1,042,155,647	16.9
France	625,169,055	10.1
Switzerland	606,188,014	9.8
Netherlands	538,029,627	8.7
Germany	513,205,990	8.3
Australia	387,883,506	6.3
Spain	293,219,678	4.7
Taiwan	287,689,021	4.7
Italy	162,018,516	2.6
Brazil	133,094,028	2.2
Sweden	103,360,500	1.7
China	77,987,853	1.3
Canada	76,019,532	1.2
South Korea	68,733,284	1.1
Finland	63,725,769	1.0
Japan	40,954,699	0.7
Norway	34,466,527	0.6

Total	$6,172,739,837	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/23
Investment Companies - 2.1%
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	$4,897,424	$307	$-	$128,700,016

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Investment Companies - 2.1%
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	-	2,517,685,999	(2,388,986,290)	128,700,016

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	7/19/23	(249,062,606)	$314,479,498	$(1,819,519)
Euro	7/19/23	(457,066,387)	494,031,533	(5,099,718)
Total				$(6,919,237)

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2023

Forward foreign currency exchange contracts:
Average amounts sold - in USD	$871,877,795

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$6,044,039,821	$-	$-
Investment Companies	-	128,700,016	-
Total Assets	$6,044,039,821	$128,700,016	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$6,919,237	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70225 08-23